Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted net income/(loss) available to common shareholders (in thousands)		$ (3,159)	$ 2,254	$ (2,463)	$ 4,992	$ 5,310
Basic weighted average number of shares		55,656,304	55,531,831	55,601,772	55,488,984
Effect of dilutive potential share options:	[1]				373,740
Diluted weighted average number of shares		55,656,304	55,905,571	55,601,772	55,862,724

[1]	Due to a loss for the six months ended June 30, 2018, no incremental shares are included because the effect would be antidilutive.